Consolidated Balance Sheet (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Consolidated Balance Sheet [Abstract]
Allowance for accounts and notes receivable	$ 13	$ 25
Accumulated depreciation, depletion and amortization	$ 55,477	$ 64,899
Common stock, shares authorized	2,500,000,000
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares issued	1,795,652,203	1,791,637,434
Treasury stock, shares	710,783,814	653,288,213